Warrants and Options Disclosure	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes
Warrants and Options Disclosure

NOTE 12 - WARRANTS AND OPTIONS

On November 14, 2011, the Company issued warrants to purchase shares of the Company’s common stock to a related-party in conjunction with a promissory note.  The warrant holder was granted the right to purchase 250,000 shares of common stock of the Company for an aggregate purchase price of $250,000 or $1.00 per share.  The aggregate fair value of the warrants totaled $387,500 based on the Black Scholes Merton pricing model using the following estimates: 2.75% risk free rate, 65% volatility and expected life of the warrants of 10 years.

The following is a summary of the status of all of the Company’s stock warrants and options as of September 30, 2014:

	Number of Warrants and Options	Weighted-Average Exercise Price
Outstanding at December 31, 2012	2,515,000	$0.549
Granted	322,000	-
Exercised	-	-
Forfeited/Cancelled	(238,500)	-
Outstanding at December 31, 2013	2,598,500	$0.549
Granted	2,687,500	-
Exercised	-	-
Forfeited/Cancelled	(942,500)	-
Outstanding at September 30, 2014	4,343,500	$0.529
Exercisable at September 30, 2014	2,572,944	$0.549

NOTE 12 - WARRANTS AND OPTIONS

On November 14, 2011, the Company issued warrants to purchase shares of the Company’s common stock to a related-party in conjunction with a promissory note.  The warrant holder was granted the right to purchase 250,000 shares of common stock of the Company for an aggregate purchase price of $250,000 or $1.00 per share.  The aggregate fair value of the warrants totaled $387,500 based on the Black Scholes Merton pricing model using the following estimates: 2.75% risk free rate, 65% volatility and expected life of the warrants of 10 years.

The following is a summary of the status of all of the Company’s stock warrants as of December 31, 2013:

	Number Of Warrants and Options	Weighted-Average Exercise Price
Outstanding at December 31, 2011	-	$ -
Granted	2,515,000	0.549
Exercised	-	-
Cancelled	-	-
Outstanding at December 31, 2012	2,515,000	$ 0.549
Granted	322,000	-
Exercised	-	-
Cancelled	(238,500)	-
Outstanding at December 31, 2013	2,598,500	$ 0.549
Exercisable at December 31, 2013	1,999,550	$ 0.581